Shareholder Report, Line Graph (Details) B061122_Direxion Daily Energy Top 5 Bull 2X ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 01, 2025	Oct. 31, 2025
Direxion Daily Energy Top 5 Bull 2X ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily Energy Top 5 Bull 2X ETF NAV
Accumulated Value	$ 10,000	$ 9,269
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 10,234
S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Energy (Sector) Top 5 Equal Capped Index (USD)
Accumulated Value	$ 10,000	$ 9,647